Derivative Financial Instruments and Off-balance sheet Financial Instruments - Summary of the volume and fair value positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract
Derivative Financial Instruments and Off-balance sheet Financial Instruments
Assumed recoveries under sale of credit protection	$ 0
Cash and securities pledged in the form of margin deposits	277
Derivatives, Fair Value
Total asset derivatives, Notional amount	470	$ 255
Total liability derivatives, Notional amount	2,675	3,133
Total derivatives, Notional amount	$ 3,145	$ 3,388
Total asset derivatives, Number of contracts | contract	13,914	6,605
Total liability derivatives, Number of contracts | contract	12,256	7,128
Total derivatives, Number of contracts | contract	26,170	13,733
Net amount on balance sheet	$ 124	$ 126
Asset derivatives, Gross asset	130	127
Asset derivatives, gross liability	(6)	(1)
Net amount on balance sheet	(269)	(363)
Total derivatives, Fair value, net	(145)	(237)
Liability derivatives, Gross asset	12	6
Liability derivatives, Gross liability	(281)	(369)
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount		$ 3,114
Total liability derivatives, Number of contracts | contract		7,128
Net amount on balance sheet		$ (365)
Liability derivatives, Gross asset		4
Liability derivatives, Gross liability		(369)
Foreign currency swap agreements | Other liabilities & accrued expenses | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount		19
Net amount on balance sheet		2
Liability derivatives, Gross asset		2
Liability derivatives, Gross liability		0
Interest rate cap agreements | Other investments | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	6	15
Net amount on balance sheet	0	0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	0	0
Interest rate cap agreements | Other liabilities & accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	31	30
Net amount on balance sheet	1	1
Liability derivatives, Gross asset	1	1
Liability derivatives, Gross liability	0	0
Futures | Other assets | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 0
Total asset derivatives, Number of contracts | contract	1,330
Net amount on balance sheet	$ 1
Asset derivatives, Gross asset	1
Asset derivatives, gross liability	0
Futures | Other liabilities & accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	$ 0
Total liability derivatives, Number of contracts | contract	1,300
Net amount on balance sheet	$ (1)
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	(1)
Options | Other investments | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 0	$ 0
Total asset derivatives, Number of contracts | contract	11,131	6,316
Net amount on balance sheet	$ 115	$ 125
Asset derivatives, Gross asset	115	125
Asset derivatives, gross liability	0	0
Futures | Other assets | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 0	$ 0
Total asset derivatives, Number of contracts | contract	1,453	289
Net amount on balance sheet	$ 1	$ 0
Asset derivatives, Gross asset	1	0
Asset derivatives, gross liability	0	0
Total return swap agreements - fixed income | Other investments | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	7
Total liability derivatives, Notional amount	$ 38
Total asset derivatives, Number of contracts | contract	0
Total liability derivatives, Number of contracts | contract	0
Net amount on balance sheet	$ 0
Asset derivatives, Gross asset	0
Asset derivatives, gross liability	0
Net amount on balance sheet	(1)
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	(1)
Total return swap agreements - equity index | Other investments | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	61
Total liability derivatives, Notional amount	$ 71
Total asset derivatives, Number of contracts | contract	0
Total liability derivatives, Number of contracts | contract	0
Net amount on balance sheet	$ (2)
Asset derivatives, Gross asset	0
Asset derivatives, gross liability	(2)
Net amount on balance sheet	(4)
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	(4)
Options and futures | Other liabilities & accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	$ 0	$ 0
Total liability derivatives, Number of contracts | contract	10,956	7,128
Net amount on balance sheet	$ (50)	$ (58)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(50)	(58)
Foreign currency forwards | Other investments | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	258	52
Net amount on balance sheet	10	1
Asset derivatives, Gross asset	11	1
Asset derivatives, gross liability	(1)	0
Foreign currency forwards | Other liabilities & accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	341	650
Net amount on balance sheet	10	(17)
Liability derivatives, Gross asset	11	3
Liability derivatives, Gross liability	(1)	(20)
Guaranteed accumulation benefits | Contractholder funds | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	169	225
Net amount on balance sheet	(25)	(22)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(25)	(22)
Guaranteed withdrawal benefits | Contractholder funds | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	210	274
Net amount on balance sheet	(14)	(12)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(14)	(12)
Equity-indexed and forward starting options in life and annuity product contracts | Contractholder funds | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	1,770	1,774
Net amount on balance sheet	(185)	(252)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(185)	(252)
Credit default swaps – buying protection | Other investments | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	136	105
Net amount on balance sheet	(1)	(1)
Asset derivatives, Gross asset	2	0
Asset derivatives, gross liability	(3)	(1)
Credit default swaps – buying protection | Other liabilities & accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	40	136
Net amount on balance sheet	0	(5)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	0	(5)
Credit default swaps – selling protection | Other investments | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount		80
Net amount on balance sheet		1
Asset derivatives, Gross asset		1
Asset derivatives, gross liability		0
Credit default swaps – selling protection | Other liabilities & accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	5	25
Net amount on balance sheet	0	0
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	0	0
Other | Other investments | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	2
Net amount on balance sheet	0
Asset derivatives, Gross asset	0
Asset derivatives, gross liability	$ 0
Other | Other assets | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount		3
Net amount on balance sheet		0
Asset derivatives, Gross asset		0
Asset derivatives, gross liability		$ 0